UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: 06/30/2013

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2013

SHARES OR
PRINCIPAL
AMOUNT		Value
------------		------------
COMMON STOCKS -- 94.78%
	Consumer Discretionary - Automobiles &
	Components -- 1.09%
35,000	BorgWarner Inc. *	$ 3,015,250
65,000	Harley-Davidson, Inc.	3,563,300
		------------
		6,578,550
		------------
	Consumer Discretionary - Durables &
	Apparel -- 5.66%
140,000	Coach, Inc.	7,992,600
247,500	Jarden Corporation *	10,828,125
60,000	Polaris Industries Inc.	5,700,000
125,000	Tupperware Brands Corporation	9,711,250
		------------
		34,231,975
		------------
	Consumer Discretionary -
	Retailing -- 12.91%
245,000	CarMax, Inc. *	11,309,200
410,000	LKQ Corporation *	10,557,500
135,000	Nordstrom, Inc.	8,091,900
80,000	O'Reilly Automotive, Inc. *	9,009,600
115,000	PetSmart, Inc.	7,703,850
180,000	TJX Companies, Inc. (The)	9,010,800
60,000	Tractor Supply Company	7,056,600
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	7,512,000
140,000	Williams-Sonoma, Inc.	7,824,600
		------------
		78,076,050
		------------
	Consumer Discretionary - Services -- 2.64%
249,999	InterContinental Hotels Group PLC	6,867,473
15,000	Panera Bread Company *	2,789,100
100,000	Starwood Hotels & Resorts Worldwide, Inc.	6,319,000
		------------
		15,975,573
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.30%
90,000	PriceSmart, Inc.	7,886,700
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.29%
100,000	Beam Inc.	6,311,000
120,000	McCormick & Company, Inc.	8,443,200
85,000	Monster Beverage Corporation *	5,165,450
		------------
		19,919,650
		------------
	Energy -- 5.93%
105,000	Cameron International Corporation *	6,421,800
45,000	Concho Resources Inc. *	3,767,400
70,000	Continental Resources, Inc. *	6,024,200
60,000	Helmerich & Payne, Inc.	3,747,000
118,481	Kinder Morgan Management, LLC *	9,903,854
130,000	Whiting Petroleum Corporation *	5,991,700
		------------
		35,855,954
		------------
	Financials - Banks -- 0.66%
60,000	Cullen/Frost Bankers, Inc.	4,006,200
		------------
	Financials - Diversified -- 3.65%
50,000	Affiliated Managers Group, Inc. *	8,197,000
170,000	Raymond James Financial, Inc.	7,306,600
90,000	T. Rowe Price Group, Inc.	6,583,500
		------------
		22,087,100
		------------
	Financials - Insurance -- 3.73%
80,000	Aon plc	5,148,000
215,000	Marsh & McLennan Companies, Inc.	8,582,800
217,000	Willis Group Holdings PLC	8,849,260
		------------

		22,580,060
		------------
	Financials - Real Estate -- 1.69%
60,000	Digital Realty Trust, Inc.	3,660,000
40,000	HCP, Inc.	1,817,600
40,000	Health Care REIT, Inc.	2,681,200
80,000	Healthcare Realty Trust Incorporated	2,040,000
		------------
		10,198,800
		------------
	Health Care - Equipment &
	Services -- 9.84%
135,000	AmerisourceBergen Corporation	7,537,050
170,000	Cardinal Health, Inc.	8,024,000
90,000	Cooper Companies, Inc. (The)	10,714,500
50,000	DaVita HealthCare Partners Inc. *	6,040,000
205,000	DENTSPLY International Inc.	8,396,800
120,000	Stryker Corporation	7,761,600
90,000	Teleflex Incorporated	6,974,100
60,000	Varian Medical Systems, Inc. *	4,047,000
		------------
		59,495,050
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 2.45%
50,000	Perrigo Company	6,050,000
103,920	Thermo Fisher Scientific Inc.	8,794,750
		------------
		14,844,750
		------------
	Industrials - Capital Goods -- 12.29%
197,500	AMETEK, Inc.	8,354,250
180,000	BE Aerospace, Inc. *	11,354,400
206,000	Fastenal Company	9,445,100
170,000	IDEX Corporation	9,147,700
175,000	Pentair Ltd.	10,095,750
95,000	Snap-on Incorporated	8,491,100
50,000	TransDigm Group Incorporated *	7,838,500
180,000	Westinghouse Air Brake Technologies
	Corporation	9,617,400
		------------
		74,344,200
		------------
	Industrials - Commercial & Professional
	Services -- 3.32%
170,000	ADT Corporation (The)	6,774,500
85,000	IHS Inc. - Class A *	8,872,300
40,000	Stericycle, Inc. *	4,417,200
		------------
		20,064,000
		------------
	Industrials - Transportation -- 0.90%
143,000	Expeditors International of
	Washington, Inc.	5,435,430
		------------
	Information Technology - Hardware &
	Equipment -- 1.44%
265,000	NCR Corporation *	8,742,350
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.14%
200,000	Altera Corporation	6,598,000
180,000	Avago Technologies Limited	6,728,400
228,750	Microchip Technology Incorporated	8,520,937
80,000	Xilinx, Inc.	3,168,800
		------------
		25,016,137
		------------
	Information Technology - Software &
	Services -- 14.38%
110,000	ANSYS, Inc. *	8,041,000
135,000	Check Point Software Technologies Ltd. *	6,706,800
174,499	Fidelity National Information
	Services, Inc.	7,475,537
80,937	Fiserv, Inc. *	7,074,703
165,000	FleetCor Technologies, Inc. *	13,414,500
65,000	MercadoLibre, Inc.	7,004,400
175,000	MICROS Systems, Inc. *	7,551,250
120,000	Red Hat, Inc. *	5,738,400
330,000	Symantec Corporation	7,415,100
165,000	Teradata Corporation *	8,287,950
300,000	Vantiv, Inc. - Class A *	8,280,000
		------------
		86,989,640

		------------
	Materials -- 3.47%
75,000	Airgas, Inc.	7,159,500
135,000	AptarGroup, Inc.	7,453,350
75,000	Ecolab Inc.	6,389,250
		------------
		21,002,100
		------------
	TOTAL COMMON STOCKS
	(cost $346,378,630)	573,330,269
		------------
SHORT-TERM INVESTMENTS -- 4.93%
	Commercial Paper - 4.56%
$ 750,000	Marriott International, Inc.
	07/01/13, 0.30%	750,000
750,000	Marriott International, Inc.
	07/02/13, 0.30%	749,994
825,000	Vectren Utility Holdings, Inc.
	07/02/13, 0.28%	824,994
1,675,000	Bacardi-Martini B.V. 07/03/13, 0.26%	1,674,976
1,000,000	Valspar Corporation (The) 07/05/13, 0.29%	999,968
1,000,000	Bayer AG 07/08/13, 0.32%	999,938
850,000	Valspar Corporation (The) 07/08/13, 0.28%	849,954
1,150,000	Aetna Inc. 07/09/13, 0.21%	1,149,946
2,000,000	Apache Corporation 07/10/13. 0.27%	1,999,865
1,000,000	Nissan Motor Acceptance Corporation
	07/11/13, 0.26%	999,928
1,000,000	Apache Corporation 07/12/13, 0.28%	999,914
250,000	NorthWestern Corporation 07/12/13, 0.30%	249,977
750,000	Bemis Company, Inc. 07/15/13, 0.26%	749,924
1,000,000	Valspar Corporation (The) 07/16/13, 0.29%	999,879
850,000	Southern Company Funding Corporation
	07/17/13, 0.20%	849,924
1,300,000	CBS Corporation 07/18/13, 0.27%	1,299,834
1,825,000	Integrys Energy Group, Inc. 07/19/13, 0.29%	1,824,735
650,000	Nissan Motor Acceptance Corporation
	07/22/13, 0.28%	649,894
581,000	Eaton Corporation 07/23/13, 0.28%	580,901
1,650,000	CBS Corporation 07/26/13, 0.28%	1,649,679
1,325,000	Integrys Energy Group, Inc.
	07/30/13, 0.27%	1,324,712
1,400,000	VW Credit, Inc. 07/31/13, 0.30%	1,399,650
1,000,000	Nissan Motor Acceptance Corporation
	08/06/13, 0.30%	999,700
825,000	Marriott International, Inc.
	08/07/13, 0.35%	824,703
1,200,000	Stanley Black & Decker, Inc.
	08/20/13, 0.24%	1,199,600
1,000,000	Stanley Black & Decker, Inc.
	09/17/13, 0.35%	999,242
		------------
		27,601,831
		------------
	Variable Rate Security - 0.37%
2,196,708	Fidelity Institutional Money Market
	Fund - Class I	2,196,708
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $29,798,539)	29,798,539
		------------
	TOTAL INVESTMENTS
	(cost $376,177,169) - 99,71%	603,128,808
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.29%	1,760,756
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$604,889,564
		------------
		------------

  OF NET ASSETS

  NON-INCOME PRODUCING

As of June 30, 2013, investment cost for federal tax purposes was $376,283,728 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$230,348,969
Unrealized depreciation	(3,503,889)
------------

Net unrealized appreciation	$226,845,080
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$573,330,269
Variable Rate Security	2,196,708
Level 2 -
Commercial Paper	27,601,831
Level 3 -
None	--
------------
Total	$603,128,808
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/06/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/06/2013